Cash and Cash Equivalents - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	$ 6,022,010	$ 6,363,481	$ 8,808,354
Liabilities from financing activities resulting from financing cash flows	4,116,357	2,055,599	5,022,465
Liabilities from financing activities used in financing cash flows	(3,379,341)	(1,857,739)	(7,506,662)
Liabilities from financing activities, paid interest in financing cash flows	(338,978)	(326,703)	(614,599)
Liabilities from financing activities, total from financing cash flows	398,038	(128,843)	(3,098,796)
Liabilities from financing activities, through acquisition of subsidiaries	1,088,948
Liabilities from financing activities, through changes in fair value	9,322	13,690	(5,551)
Liabilities from financing activities, through exchange differences	(533,789)	(765,033)	(62,694)
Liabilities from financing activities, through financial costs	501,645	326,837	582,802
Liabilities from financing activities, through new financial leases	135,283	45,639	114,963
Liabilities from financing activities, through other changes	1,545	166,239	24,403
Liabilities arising from financing activities at end of period	7,623,002	6,022,010	6,363,481
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	1,975,028	1,422,681	4,264,806
Liabilities from financing activities resulting from financing cash flows	1,306,898	1,359,012	3,401,133
Liabilities from financing activities used in financing cash flows	(3,301,621)	(1,689,240)	(7,150,100)
Liabilities from financing activities, paid interest in financing cash flows	(334,975)	(320,948)	(605,522)
Liabilities from financing activities, total from financing cash flows	(2,329,698)	(651,176)	(4,354,489)
Liabilities from financing activities, through acquisition of subsidiaries	219,817
Liabilities from financing activities, through changes in fair value	7,455	3,990	4,812
Liabilities from financing activities, through exchange differences	(122,726)	(80,673)	8,608
Liabilities from financing activities, through financial costs	457,536	323,080	571,136
Liabilities from financing activities, through other changes	1,357,742	957,126	927,808
Liabilities arising from financing activities at end of period	1,565,154	1,975,028	1,422,681
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	4,018,731	4,818,468	4,535,549
Liabilities from financing activities resulting from financing cash flows	2,695,229	582,583	1,525,820
Liabilities from financing activities used in financing cash flows	(12,711)	(91,207)	(297,385)
Liabilities from financing activities, total from financing cash flows	2,682,518	491,376	1,228,435
Liabilities from financing activities, through acquisition of subsidiaries	972,354
Liabilities from financing activities, through changes in fair value	14,233	9
Liabilities from financing activities, through exchange differences	(334,779)	(516,196)	(50,138)
Liabilities from financing activities, through financial costs	16,249	9,757
Liabilities from financing activities, through other changes	(1,359,537)	(784,683)	(895,378)
Liabilities arising from financing activities at end of period	6,009,769	4,018,731	4,818,468
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	142,560	190,269	121,973
Liabilities from financing activities used in financing cash flows	(65,009)	(77,292)	(59,177)
Liabilities from financing activities, paid interest in financing cash flows	(4,003)	(5,755)	(9,077)
Liabilities from financing activities, total from financing cash flows	(69,012)	(83,047)	(68,254)
Liabilities from financing activities, through acquisition of subsidiaries	31,092
Liabilities from financing activities, through exchange differences	(12,934)	(15,290)	10,866
Liabilities from financing activities, through financial costs	2,918	9,286	11,666
Liabilities from financing activities, through new financial leases	135,283	45,639	114,963
Liabilities from financing activities, through other changes	18,671	(4,297)	(945)
Liabilities arising from financing activities at end of period	248,578	142,560	190,269
Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	(114,309)	(67,937)	(113,974)
Liabilities from financing activities resulting from financing cash flows	114,230	114,004	95,512
Liabilities from financing activities, total from financing cash flows	114,230	114,004	95,512
Liabilities from financing activities, through acquisition of subsidiaries	(134,315)
Liabilities from financing activities, through changes in fair value	(12,366)	9,691	(10,363)
Liabilities from financing activities, through exchange differences	(63,350)	(152,874)	(32,030)
Liabilities from financing activities, through financial costs	24,942	(15,286)
Liabilities from financing activities, through other changes	(15,331)	(1,907)	(7,082)
Liabilities arising from financing activities at end of period	$ (200,499)	$ (114,309)	$ (67,937)